787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 27, 2014

VIA EDGAR

Ms. Monique Botkin

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AQR Funds

File Nos. 333-153445 and 811-22235

Post-Effective Amendment No. [67]

Dear Ms. Botkin:

On behalf of the AQR Global Macro Fund (the “Fund”), a series of AQR Funds (the “Trust”), we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment (the “Amendment”) No. 67 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that it become effective on March 28, 2014. We have reviewed the Amendment and represent that it does not contain disclosure which would render the Amendment ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Fund’s responses to the telephonic comments provided by you on behalf of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on Friday, February 14, 2014, regarding Post-Effective Amendment No. 60 to the Trust’s Registration Statement filed with the Commission on December 31, 2013 (the effective date of Post-Effective Amendment No. 60 was delayed until March 28, 2014 pursuant to Post-Effective Amendment No. 66 to the Trust’s Registration Statement filed on March 14, 2014). The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Fund. The Fund’s responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set out in the Registration Statement.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Summary Prospectus

Comment 1	Fee Table. Please confirm that all expenses associated with short sales will be included in the fee table.

Response	The Fund confirms that if it engages in short sales after it is operating and information on expenses associated with short sales is available or reasonably estimable, this information will be included in future filings under the “Other Expenses” line of the fee table.

Comment 2	Principal Investment Strategies: Please consider summarizing further and shortening the Principal Investment Strategies section.

Response	The Fund respectfully declines to make this change. Item 4(a) of Form N-1A requires the Fund to summarize how it intends to achieve its investment objectives by identifying its principal investment strategies (including the type or types of securities in which the Fund invests or will invest principally). The Fund respectfully submits that the summary principal investment strategy disclosure appropriately summarizes this information.

Comment 3	Principal Investment Strategies: Please consider revising the Portfolio Construction subsection in terms of plain English.

Response	The requested change has been made. Disclosure has been added to the first paragraph of this subsection as follows: “The owner of a “long” position in an Instrument will benefit from an increase in the price of the underlying security or instrument. The owner of a “short” position in an Instrument will benefit from a decrease in the price of the underlying security or instrument.”

Comment 4	Principal Risks – Derivatives Risk. Please consider the staff observations concerning derivatives disclosure set forth in the letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure, to Karrie McMillan, General Counsel, Investment Company Institute dated July 30, 2010. See http://www.sec.gov/divisions/investment/guidance/ici073010.pdf.

Response	The Fund has considered the staff observations concerning derivatives disclosure in the above-referenced letter.

Comment 5	Instruments – Please consider distinguishing the discussion of leverage from the discussion of the Instruments in which the Fund invests.

Response	The Fund respectfully declines to make this change. The discussion of leverage relates to the degree of economic exposure created by the derivatives in which the Fund expects to invest. These derivatives are included within the defined term “Instruments.”

Comment 6	Principal Risks of Investing in the Fund – Equity Risk. Please confirm whether there should be separate principal risks for mid- and small-cap securities given the last sentence under the “Equity Risk” factor.

Response	The Fund has revised its principal risk disclosure to include separate risks for mid- and small-cap securities.

Comment 7	Principal Risks of Investing in the Fund. Please confirm whether Model and Data Risk is a principal risk. Models are not referenced in the Principal Investment Strategies section.

Response	The Principal Investment Strategies section already refers to the quantitative analysis undertaken when constructing the Fund’s portfolio, which infers that a model is used.

Statutory Prospectus

Comment 8	Details About the Fund – Investment Objective. Please consider adding a statement that there can be no assurance that the Fund will be successful in achieving its investment objective of positive absolute returns.

Response	The requested change has been made.

Comment 9	Principal Investment Strategies – Please explain the tax consequences and trading costs to shareholders of frequent trading of portfolio securities and how these may affect the Fund’s performance. See Instruction 7 to Item 9(b)(1) of Form N-1A.

Response	The risk factor “High Portfolio Turnover Risk” in the Fund’s Item 9 disclosure has been revised to state in relevant part: “High portfolio turnover rates will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.”

Comment 10	Management of the Fund. Please include the business experience during the past five years of each Portfolio Manager. See Item 10(a)(2) of Form N-1A.

Response	The requested change has been made. The Fund has revised the disclosure regarding Jordan Brooks and David Kupersmith to cover at least their past five years of business experience.

Comment 11	Performance of Related Funds and Accounts. Please deduct all administrative expenses (other than custody fees) from the net of fee performance numbers in the Prior Performance of Similar Accounts table.

Response	Consistent with the GIPS standards, the net of fee performance for the Composite is net of trading expenses; net of representative investment advisory fees (including performance-based fees), or the aggregate of investment advisory and shareholder servicing fees paid to the investment adviser (where applicable), corresponding to that of the highest rate charged to a constituent within the Composite; net of all withholding taxes on foreign dividends; and gross of administrative expenses. This is consistent with the current GIPS Guidance Statement on Fees (dated January 1, 2011), which provides that administrative fees “are typically outside the control of the firm and, as such, should not reduce gross-of-fees or net-of-fees returns.” See http://www.gipsstandards.org/standards/guidance/Documents/Archive/gs_fees_clean.pdf. We note that the net of fee performance for the Composite reflects the deduction of all fees or charges paid to AQR Capital Management, LLC (the “Adviser”) or an affiliate of the Adviser since none of these fees constitute administrative fees under GIPS. Disclosure to the effect that the net of fee performance for the Composite reflects the deduction of all fees or charges paid to the Adviser or an affiliate of the Adviser has been added to this section of the prospectus.

The Fund submits that this approach is consistent with the position taken by the Staff in Ass’n. for Investment Management and Research, SEC No-Action Letter (Dec. 18, 1996) (“AIMR”). In AIMR, the Staff stated:

In the staff’s view the fees relevant to an evaluation of the investment experience of the adviser’s clients and of the adviser’s competence are those fees or charges related to the adviser’s management of the account. The staff believes that, at a minimum, these fees and charges include: 1) all transaction costs; and 2) all fees or charges paid to the adviser or an affiliate of the adviser. The net-of-fee performance of any investment advisory account may be calculated by deducting only the fees described above.

The AIMR letter related to the AIMR-PPS standards for performance disclosure. According to the GIPS website: “Although the AIMR-PPS standards were extensively accepted in the United States and Canada, there was a clear need for a global solution. To develop one globally accepted set of standards, the GIPS committee began work in 1995. AIMR published the GIPS standards for public comment in February 1998, after circulating several drafts among industry participants to obtain their acceptance of the concepts of the Standards. After an extensive period of public comment, the AIMR Board of Governors formally endorsed the GIPS standards in February 1999.” See http://www.gipsstandards.org/about/history/pages/index.aspx. Thus, the GIPS standards are the successor to the AIMR-PPS standards that were the subject of the AIMR letter. Since the net of fee performance for the

Composite includes the deduction of trading expenses and all fees or charges paid to the Adviser and its affiliates, the Fund respectfully submits that it can rely on the AIMR letter to disclose the Composite’s net of fee performance as presented.

Comment 12	Performance of Related Funds and Accounts. Please include a statement in footnote 2 to the Prior Performance of Similar Accounts table that, despite the degree of leverage employed by the Composite, the Account comprising the Composite is substantially similar to the Fund.

Response	The Fund respectfully submits that the first sentence of this section currently addresses the point raised, stating: “[a]s of the date of this prospectus, the Adviser manages another investment fund (the ‘Account’) with investment objectives, policies and strategies substantially similar to those of the Fund (which has less than a three year operating history).” In light of the Staff’s comments, the Fund has revised its disclosure to (i) highlight the effect of different levels of leverage on the Fund and Account and (ii) disclose the target volatility levels of both the Fund and the Composite. The following paragraph has been added following the second paragraph of this section:

“The returns of the Fund and the Composite are expected to be volatile because of the significant use of Instruments that have a leveraging effect. In addition, the Adviser targets a higher annualized volatility level for the Account comprising the Composite than it targets for the Fund. This would tend to result in the Fund underperforming the Composite in rising markets and the Fund outperforming the Composite in declining markets.”

In addition, the following paragraph has been added after the subheading “Prior Performance of Similar Accounts” and before the performance table:

“The Adviser targets an annualized volatility level for the Fund of 10% and for the Account comprising the Composite of 17%; however, the actual realized volatility level for annual periods or for longer or shorter periods may be materially higher or lower depending on market conditions. Actual or realized volatility can and will differ from the forecasted or target volatility described above.”

Comment 13	Performance of Related Funds and Accounts. Please confirm the appropriateness of the chosen index for comparison purposes.

Response	The Fund confirms that the BofA Merrill Lynch US 3-Month Treasury Bill Index (the “Index”) is appropriate because (i) the Adviser has determined that other broadly available indices published by independent third parties would not be relevant benchmarks for the Composite and (ii) the Index or other indices that track 3-month T-Bills are used by most registered macro funds, including funds offered by Eaton Vance, Columbia and Guggenheim. See Columbia Absolute Return Emerging Markets Macro Fund, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Global Macro Absolute Return Advantage Fund, and Guggenheim Macro Opportunities Fund. In addition, certain alternative investment strategies such as those employed by the Account comprising the Composite are specifically designed to have no (or extremely low) correlation to either equity markets or fixed income markets. For this reason, utilizing one of the traditional equity or fixed income indices as a benchmark index would not be a relevant comparison to the Fund’s performance and could be misleading to investors.

A statistical analysis of returns would show that alternative strategy returns correlate to the returns provided by risk-free investments (e.g., cash or T-Bills), and are not correlated to equity and fixed income markets. In this respect, the Index is the appropriate index for alternative strategy funds. It is important to note, however, that while the Index is an appropriate benchmark for the long-term returns of the Composite, it is not an appropriate benchmark of the expected volatility of the Composite. For this reason, disclosure has been added stating that “[t]he return of the Composite is more volatile than an investment in Treasury Bills, and is also not backed by the full faith and credit of the U.S. government.” In light of the disclosure related to the expected volatility of the Composite and the lack of correlation between the returns of the Composite and the returns of the equity and fixed income markets, the Fund believes that the Index is the most appropriate benchmark for the Prior Performance of Similar Accounts table.

Comment 14	Please revise the contact information for the SEC’s Public Reference Room to update the phone number to 202-551-8090.

Response	The requested change has been made.

Cayman Subsidiary

Comment 15	Please disclose that the Subsidiary will comply with the requirements of Section 8 of the 1940 Act relating to investment policies, and with Section 18 of the 1940 Act relating to capital structure and leverage.

Response	The Principal Investment Strategies section of the prospectus discloses that, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. The Principal Investment Strategies section of the prospectus also discloses that the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. The Fund respectfully declines to add additional disclosure.

Comment 16	Please disclose whether the Subsidiary will enter into an investment advisory agreement pursuant to the requirements of Section 15(a) of the 1940 Act and whether each adviser to the Subsidiary will enter into investment advisory contracts with the Subsidiary in addition to the Fund.

Response	The Adviser will provide investment advisory and administration services to the Subsidiary under an agreement that does not provide for an investment advisory fee. No other persons provide investment advisory services to the Subsidiary. Since the Subsidiary is not required to be registered as an investment company, it is not required to enter into an advisory agreement that complies with Section 15(a). Nonetheless, the agreement will generally comply with Section 15(a), except that the agreement will not be initially approved by the Board of Trustees of the Trust; however, (i) the agreement will be initially approved by the Board of Directors of the Subsidiary, and (ii) both the Board of the Trust and the Board of the Subsidiary will approve annual continuations of the agreement. The compensation under the Subsidiary’s advisory agreement cannot be increased without approval of the Fund’s Board and, if required by the 1940 Act, a majority of the outstanding voting securities of the Fund (as defined in Section 2(a)(42) of the 1940 Act). The agreement with the Subsidiary will provide that it may be amended only if such amendment is specifically approved by the vote of the Board of Directors of the Subsidiary and the Board of Trustees of the Fund, including a majority of those Trustees who are not parties to the Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval and, where required by the 1940 Act, by a vote of a majority of the outstanding voting securities of the Fund. The “Management of the Fund” section of the prospectus discloses that the Adviser also serves as the investment advisor to the Subsidiary, pursuant to a separate investment advisory agreement with each entity, and that the Adviser does not receive additional compensation for its management of the Subsidiary. The Fund respectfully declines to add additional disclosure.

Comment 17	Part C – Please attach the Investment Advisory Agreement between the Subsidiary and the Adviser as an exhibit pursuant to Item 28(h) of Form N-1A.

Response	The Fund respectfully declines to make this change. The Fund is not a party to the agreement and, more importantly, the agreement is not a material agreement for the Fund. As noted above (See response to comment 16), the Fund’s investment management agreement authorizes the Adviser to invest and reinvest the assets of the Fund, including in securities of foreign corporations, and pays the Adviser compensation for these services. The investment advisory agreement between the Subsidiary and the Adviser does not provide additional compensation to any person, including the Adviser and its affiliates. The Subsidiary is, in effect, akin to an account created through which specific investments are made pursuant to authority contained in the Fund’s investment management agreement with the Adviser.

Comment 18	Please disclose whether the Subsidiary will comply with the requirements of Section 17 of the 1940 Act relating to affiliated transactions and custody. Please disclose the Subsidiary’s custodian.

Response	The Fund confirms that the Subsidiary will comply with the requirements of Section 17 relating to affiliated transactions and custody. The Principal Investment Strategies section of the prospectus states that the Subsidiary will follow the same compliance policies and procedures as the Fund. These include policies and procedures related to the requirements of Section 17. The custodian for the Subsidiary is disclosed in the “Investment Advisory and Other Services – Custodian” subsection of the SAI. The Fund respectfully declines to add additional disclosure.

Comment 19	Please disclose: (1) whether the Fund has received a private letter ruling (“PLR”) from the Internal Revenue Service (“IRS”) stating that undistributed income derived from the Subsidiary is qualifying income, and (2) if the Fund has not received a private letter ruling, its basis for determining that such undistributed income is qualifying income, such as an opinion of counsel.

Response	The Fund has not received a PLR from the IRS. The Fund has received advice from counsel that income and gains to be derived by the Fund and its investment in the Subsidiary should constitute qualifying income to the Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended. The Fund discloses that it has requested, but not received, a PLR, along with the tax implications of its investment in the Subsidiary under the “Tax Risk” in the Principal Risks section of the Fund’s prospectus.

Comment 20	Disclose, as appropriate, whether any of the Subsidiary’s principal investment strategies or principal risks constitute principal investment strategies or risks of the Fund. The principal investment strategies and principal risk disclosures of a Fund that invests in a Subsidiary should reflect aggregate operations of the Fund and the Subsidiary.

Response	The Fund confirms that the principal investment strategies and principal risk disclosures of the Fund reflect the aggregate operations of the Fund and the Subsidiary. The Principal Investment Strategies section discloses that, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. In addition, risks related to the Subsidiary are disclosed under the “Subsidiary Risk” and “Commodities Risk” disclosure, among other risk factors.

Comment 21	Please confirm that the financials of the Subsidiary will be consolidated with the Fund’s financials.

Response	The Fund confirms that the Subsidiary’s financial statements will be consolidated with the audited financial statements of the Fund and included in the Fund’s annual reports to Fund shareholders.

Comment 22	Please confirm that the expenses of the Subsidiary will be included in the Fund’s fee table.

Response	The Fund confirms that the Subsidiary’s expenses will be included in the Fund’s fee table under “Other Expenses.”

Comment 23	Please confirm that expenses of pooled investment vehicles in which the Subsidiary invests that are private funds will be included in the Acquired Fund Fees and Expenses (“AFFE”) subpart of the Other Expenses line of the Fund’s fee table.

Response	The Fund has no current intention to use the Subsidiary to invest in pooled investment vehicles that are private funds. If the Fund uses the Subsidiary to invest in pooled investment vehicles that are private funds, the Fund confirms that once it is operating and information on expenses associated with investments through the Subsidiary in pooled investment vehicles that are private funds is available, or reasonably estimable, this information will be included in future filings under the AFFE line of the fee table.

Comment 24	Correspondence. Please confirm that the Subsidiary and its Board of Directors will designate an agent for service of process in the United States.

Response	The Fund confirms that the Subsidiary and its Board of Directors will do so.

Comment 25	Please confirm that the Subsidiary and its Board of Directors will agree to inspection of the Subsidiary’s books and records by the Staff.

Response	The Fund confirms that the Subsidiary and its Board of Directors will do so.

Comment 26	Please confirm that the Subsidiary’s Board of Directors will sign the Fund’s registration statement.

Response	The Fund confirms that the Subsidiary’s Board of Directors will sign the Fund’s registration statement with respect only to information that specifically relates to the Subsidiary.

Statement of Additional Information (“SAI”)

Comment 27	Securities, Investment Strategies and Related Risks. Please confirm that to the extent the Fund will engage in writing a credit default swap (“CDS”), the Fund will cover the full notional amount of the swap.

Response	The Fund is not aware of a formal Staff position regarding the segregation requirements for cash-settled, single-name CDS or index-based CDS, where the fund is the protection seller. Despite this absence of formal guidance or other law or regulation explicitly addressing this situation, the Adviser and the Fund take informal guidance by the Staff seriously. Therefore, in light of the Staff’s views, where the Fund is the protection seller it will segregate or cover the notional amount of the CDS. The Fund reserves the right to modify this approach in the future in the event that industry practice changes, such as in the event that the Staff or Commission publishes guidance in this area that is inconsistent with this approach.

Comment 28	Securities, Investment Strategies and Related Risks. Please confirm that to the extent the Fund will engage in writing a total return swap (“TRS”), the Fund will cover the full notional amount of the TRS.

Response	The term “writing” does not have applicability for TRS the way it does for option-writing, for example. A TRS is a bilateral agreement where the Fund arranges with a counterparty a means of obtaining the performance of a security or other instrument or group of securities or other instruments. The terms of the arrangement are reflected in a contract where the Fund could either owe money to the counterparty or be owed money by the counterparty, depending on the change in value of the underlying instrument. The TRS can be structured to provide the Fund with either long or short exposure to the underlying instrument.

TRS contracts are marked to market daily under the terms of the collateral agreement between the Fund and a counterparty that reflect the increase or decrease in value of the underlying security or instrument on the relevant day. For cash-settled TRS, the Fund will be obligated to deliver to the counterparty (i) an amount that will never exceed the mark-to-market value when the Fund’s position under the TRS is “out-of-the-money” (i.e., when the value of the underlying instrument has declined where the Fund has obtained long exposure or increased where the Fund has obtained short exposure, thus creating a payment obligation from the Fund to the counterparty) and (ii) nothing when the mark-to-market value of the Fund’s position under the TRS is “in-the-money” (i.e., where the counterparty has a payment obligation to the Fund equal to the mark-to-market value of the Fund’s position under the TRS). For cash-settled TRS, therefore, the Fund will cover or segregate assets equal to the value of the Fund’s obligation under the contract. For TRS with physical settlement entered into by the Fund (i.e., a TRS under which the Fund could owe the notional amount of the contract), the Fund will cover or segregate assets equal to the notional amount of the contract.

Comment 29	Fundamental Policies. Please add disclosure that the Fund will consider the concentration of investments in a particular industry or group of industries of other investment companies in which the Fund invests when determining whether the Fund complies with Fundamental Policy 3.

Response	The requested change has been made.

Comment 30	Investment Advisory and Other Services. Please update the tables in this section to reflect the December 31, 2013 numbers.

Response	In order to save shareholder costs, the Adviser has added the Fund to a SAI that contains information concerning other series of the Trust with a December 31 fiscal year end, as opposed to creating an entirely new SAI that would then need to be combined with the SAI for these other series of the Trust during the annual update process. As stated on the first page of the SAI, however, this SAI relates only to the Fund, and will be provided only in connection with offers of Fund shares. This filing does not amend the SAI for the other series of the Trust with a December 31 fiscal year end, and the filing codes for this filing only relate to the Fund. The December 31, 2013 numbers for these other series of the Trust are not required to be disclosed in this Fund’s SAI, and will be disclosed when the annual update of the SAI for all series of the Trust with a December 31 fiscal year end is filed at the end of April 2014.

Comment 31	Investment Advisory and Other Services. Please review this disclosure in light of Item 19(d) of Form N-1A.

Response	The Fund has reviewed and updated this disclosure accordingly.

*  *  *  *  *  *  *  *  *  *

The Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Fund’s documents, and represents that it will not assert the Commission’s comment process as a defense in any securities-related litigation brought against the Fund.

Please do not hesitate to contact me at (212) 728-8865 if you have comments or if you require additional information regarding the Registration Statement.

Respectfully submitted,

/s/ Ryan P. Brizek
Ryan P. Brizek

cc:	Brendan R. Kalb, Esq.

Nicole DonVito, Esq.

John Hadermayer, Esq.

Rose F. DiMartino, Esq.